13. BORROWINGS AND FINANCING (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings And Financing
Schedule of financial assets borrowings, financing and debentures

The balances of loans, financing and debentures that are recorded at amortized cost are as follows:

					Consolidated
		Current Liabilities		Noncurrent Liabilities
		12/31/2020	12/31/2019	12/31/2020	12/31/2019

Foreign Debt
Floating Rates:
Prepayment	(1)	1,119,558	1,769,975	3,457,105	2,563,928
Fixed Rates:
Bonds, Perpetual bonds and Advance on Foreign Exchange Contract	(2)	426,676	2,047,032	19,898,213	10,177,517
Intercompany
Fixed interest in EUR
Intercompany
Facility		326,970	223,204	143,503	147,241
		1,873,204	4,040,211	23,498,821	12,888,686

Debt agreements in Brazil
Floating Rate Securities in R$:
BNDES/FINAME, Debentures, NCE and CCB	(3)	2,282,279	1,086,985	7,716,307	10,049,783
Fixed Rate Securities in R$:
Intercompany			25,038
		2,282,279	1,112,023	7,716,307	10,049,783
Total Borrowings and Financing		4,155,483	5,152,234	31,215,128	22,938,469
Transaction Costs and Issue Premiums		(29,030)	(26,391)	(70,928)	(97,276)
Total Borrowings and Financing + Transaction cost		4,126,453	5,125,843	31,144,200	22,841,193

(1)	In 2020, the Company renegotiated part of the Prepayment debt in the total amount of U$311 million, postponing part of the maturities of 2020 and 2021 to 2022.

(2)	In 2020, the Company issued debt securities representing the foreign market (“Notes”), through its subsidiary CSN Inova Ventures, with maturity in 2028 and interest rate of 6.75% per year, totaling US$1, 3 billion, of which US$1 billion in January and US$300 million in November. Additionally, we used US$263 million in the repurchase offer (“Tender Offer”) of the Notes issued by CSN Resources SA in January 2020. All Notes mentioned above are unconditionally and irrevocably guaranteed by the Company.

(3)	In June 2020, the Company renegotiated a debt rollover in the amount of R$300 million, shifting the maturities of 2020 to the years 2021, 2022 and 2023.

Schedule of financial assets average interest rate

The following table shows the average interest rate:

		Consolidated
		12/31/2020
	Average interest rate (i)	Total debt
US$	6.63%	24,901,552
EUR	1.50%	470,473
R$	2.82%	9,998,586
		35,370,611

(i)	To determine the average interest rate on debt contracts with floating rates, the Company used the rates applied on December 31, 2020. In The Company, it considers the interest rate of the contracts intercompany.

Schedule of financial assets maturities of borrowings, financing and debentures
13.a)	Maturities of loans, financing and debentures presented in current and non-current liabilities

			Consolidated
			12/31/2020
			Principal
	Borrowings and financing in foreign currency	Borrowings and financing in national currency	Total
2021	1,873,204	2,282,279	4,155,483
2022	2,683,224	2,859,423	5,542,647
2023	5,567,133	3,036,338	8,603,471
2024	178,033	1,238,275	1,416,308
2025		68,595	68,595
2026	3,118,021	68,587	3,186,608
After 2026	6,755,710	445,089	7,200,799
Perpetual bonds	5,196,700		5,196,700
	25,372,025	9,998,586	35,370,611

Schedule of financial assets new funding transactions and amortization

The following table shows amortization and funding during the year:

		Consolidated
	12/31/2020	12/31/2019
Opening balance	27,967,036	28,827,074
New debts	8,116,247	10,149,381
Repayment	(6,448,658)	(11,775,093)
Payments of charges	(1,922,130)	(2,039,112)
Accrued charges (Note 28)	2,002,052	1,996,305
Consolidation of CBSI		19,722
Others (1)	5,556,106	788,759
Closing balance	35,270,653	27,967,036

1.	Including unrealized exchange and monetary variations and funding cost.

Schedule of financial assets group captures and amortized loans

Funding and Amortization

			Consolidated
			12/31/2020
Nature	New debts	Repayment	Interest payment
Prepayment	177,420	(1,028,606)	(245,125)
Bonds, Perpetual bonds, ACC, CCE and Facility	7,917,929	(4,458,888)	(1,237,396)
BNDES/FINAME, Debentures, NCE and CCB	20,898	(961,164)	(439,609)
	8,116,247	(6,448,658)	(1,922,130)